CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 3,964	$ 1,161
Prepayments and other	788	127
Trade accounts receivable	1,024	229
Due from related parties (Note 5)	$ 1,078	$ 351
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 194	$ 176
Total current assets	7,048	2,044
FIXED ASSETS:
Vessels, net (Note 4)	106,189	110,369
Total fixed assets	106,189	110,369
OTHER NON-CURRENT ASSETS:
Advances for asset acquisitions to related party (Note 5)	19,500	0
Deferred charges-related party	432	0
Restricted cash (Note 7)	900	1,000
Total non-current assets	20,832	1,000
Total assets	134,069	113,413
CURRENT LIABILITIES:
Current portion of long-term debt (Note 7)	4,345	4,221
Accounts payable	2,835	901
Accrued liabilities	736	299
Unearned revenue	2,088	2,195
Total current liabilities	10,004	7,616
NON-CURRENT LIABILITIES:
Non-current portion of long-term debt (Note 7)	77,937	71,580
Unearned revenue, non-current	330	102
Total non-current liabilities	78,267	71,682
COMMITMENTS AND CONTINGENCIES (Note 8)
Total liabilities	88,271	79,298
STOCKHOLDERS' EQUITY:
Net Former Parent investment (Note 1)	0	3,066
Preferred stock, $0.01 par value; 20,000,000 shares authorized; of which 0 and 100,000 Series D Shares were outstanding at December 31, 2024 and 2025 respectively(Note 9)	1	0
Common stock, $0.01 par value, 1,000,000,000 shares authorized, 0 and 385,501 shares issued and outstanding at December 31, 2024 and 2025 respectively	4	0
Additional paid-in capital	14,032	0
Retained earnings	31,761	31,049
Total stockholders' equity	45,798	34,115
Total liabilities and stockholders' equity	$ 134,069	$ 113,413